Property, Plant and Equipment-Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment-Net
Property, Plant and Equipment—Net
Property, plant and equipment—net consists of the following:

	December 31,
	2014	2013
	(in millions)
Land	$48.4	$37.9
Machinery and equipment	5,268.7	5,046.8
Buildings and improvements	160.7	159.4
Construction in progress(1)	2,559.0	1,099.1
	8,036.8	6,343.2
Less: Accumulated depreciation and amortization	2,511.0	2,241.5
	$5,525.8	$4,101.7

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(1)
As of December 31, 2014 and 2013, we had construction in progress that was accrued but unpaid of $279.0 million and $228.9 million, respectively. These amounts included accruals related to our capacity expansion projects of $244.3 million and $203.6 million as of December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, construction in progress includes expenditures of $2.0 billion and $0.7 billion, respectively, related to our capacity expansion projects in Port Neal, Iowa and Donaldsonville, Louisiana.
Plant turnarounds—scheduled inspections, replacements and overhauls of plant machinery and equipment at our continuous process manufacturing facilities during a full plant shutdown are referred to as plant turnarounds. The expenditures related to turnarounds are capitalized in property, plant and equipment when incurred. The following is a summary of plant turnaround activity:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Net capitalized turnaround costs at beginning of the year	$119.8	$82.1	$54.8
Additions	88.3	78.6	56.6
Depreciation	(53.9)	(40.8)	(29.6)
Effect of exchange rate changes	(1.0)	(0.1)	0.3
Net capitalized turnaround costs at end of the year	$153.2	$119.8	$82.1

Scheduled replacements and overhauls of plant machinery and equipment include the dismantling, repair or replacement and installation of various components including piping, valves, motors, turbines, pumps, compressors, heat exchangers and the replacement of catalyst when a full plant shutdown occurs. Scheduled inspections are also conducted during full plant shutdowns, including required safety inspections which entail the disassembly of various components such as steam boilers, pressure vessels and other equipment requiring safety certifications. Internal employee costs and overhead amounts are not considered turnaround costs and are not capitalized.